Deposits (Summary of Deposit Liabilities) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits From Customers [Line Items]
Demand	$ 196,988
Notice	694,028
Term	611,306	$ 652,090
Total deposits	1,502,322	1,506,760
Personal Banks Business And Goverment [Member]
Disclosure Of Deposits From Customers [Line Items]
Demand	196,988
Notice	694,028
Term	376,088
Total deposits	1,267,104	1,268,680
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	24,606
Notice	488,831
Term	136,959	143,758
Total deposits	650,396	641,667
Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	11,379
Notice	417
Term	15,437
Total deposits	27,233	57,698
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	161,003
Notice	204,780
Term	223,692	225,517
Total deposits	589,475	569,315
Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	37,882	30,412
Total deposits	37,882	30,412
Deposits designated financial at fair value through profit or loss deposit [Member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	197,336	207,668
Total deposits	197,336	207,668
Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	895,071
Canada [member] | Personal Banks Business And Goverment [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	803,489
Canada [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	354,799
Canada [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	21,937
Canada [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	426,753
Canada [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	27,633
Canada [member] | Deposits designated financial at fair value through profit or loss deposit [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	63,949
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	60,796	58,873
Canada [member] | Interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	834,275	781,526
United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	541,692
United States [member] | Personal Banks Business And Goverment [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	458,442
United States [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	295,597
United States [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	1,235
United States [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	161,610
United States [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	4,290
United States [member] | Deposits designated financial at fair value through profit or loss deposit [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	78,960
United States [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	73,364	73,509
United States [member] | Interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	468,328	504,896
International [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	65,559
International [Member] | Personal Banks Business And Goverment [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	5,173
International [Member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	0
International [Member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	4,061
International [Member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	1,112
International [Member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	5,959
International [Member] | Deposits designated financial at fair value through profit or loss deposit [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	54,427
International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	1	0
International [Member] | Interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 65,558	$ 87,956